UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2003
               Check here if Amendment [ ]; Amendment Number:____
              This Amendment (Check only one): [ ] is a restatement
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                           Name: CAK Capital Management, Inc.
                                 d/b/a/ Knott Capital Management
                        Address: 224 Valley Creek Blvd.
                                 Suite 100
                                 Exton, PA 19341

                         Form 13F File Number: 28-11364

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                             Name: J. Michael Barron
                            Title: Chief Executive Officer
                            Phone: (610) 854-6000

                     Signature, Place, and Date of Signing:


/s/ J. Michael Barron            Exton, PA                 May 11, 2005
-------------------------        ---------------           ------------
    J. Michael Barron            City, State               Date

                                  Report Type:
                            [X] 13F HOLDINGS REPORT.
                                 [ ] 13F NOTICE.
                           [ ] 13F COMBINATION REPORT.
             List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   73

Form 13F Information Table Value Total:   $180,080 (thousands)
List of Other Included Managers: NONE









































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




                           FORM 13F INFORMATION TABLE

FORM 13-F 3/31/03
REPORTING MANAGER:
CAK CAPITAL MANAGEMENT, INC. D/B/A KNOTT CAPITAL MANAGEMENT


                                                            FORM 13F INFORMATION TABLE
                                TITLE OF             VALUE      SHARES/    SH/   PUT/   INVSTMT  OTHER         VOTING AUTHORITY
        NAME OF ISSUER           CLASS     CUSIP    (x$1000)    PRN AMT    PRN   CALL   DSCRETN MANAGERS     SOLE     SHARED  NONE
------------------------------ ---------- --------- -------- ------------  ---- ------- ------- -------- ------------ ------  ----
AT&T Wireless                  COM        00209A106      198   30000.0000   SH           SOLE              30000.0000
Abbott Laboratories            COM        002824100     3545   94257.1607   SH           SOLE              94257.1607
                                                           8     200.0000   SH          OTHER                200.0000
Anglogold Ashanti Limited      COM        035128206     9659  320042.0000   SH           SOLE             320042.0000
                                                         264    8750.0000   SH          OTHER               8750.0000
BCE Inc.                       COM        05534B109     7197  392871.5484   SH           SOLE             392871.5484
                                                         145    7900.0000   SH          OTHER               7900.0000
Bristol-Myers Squibb           COM        110122108     1592   75350.0000   SH          OTHER              75350.0000
Careside, Inc.                 COM        141728105       13  650527.0000   SH           SOLE             650527.0000
                                                           0    8000.0000   SH          OTHER               8000.0000
Chesapeake Energy              COM        165167107    11127 1415633.0000   SH           SOLE            1415633.0000
                                                         238   30250.0000   SH          OTHER              30250.0000
Chicago Pizza & Brewery, Inc.  COM        167889104      130   18550.0000   SH           SOLE              18550.0000
Comcast Cl A Special           COM        20030N200     7548  274558.0000   SH           SOLE             274558.0000
                                                         172    6250.0000   SH          OTHER               6250.0000
Dun & Bradstreet Corp.         COM        26483E100     8381  219110.0000   SH           SOLE             219110.0000
                                                         214    5600.0000   SH          OTHER               5600.0000
Eagle Broadband                COM        269437109        2   12500.0000   SH           SOLE              12500.0000
Edgar Online Inc               COM        279765101      102  115000.0000   SH           SOLE             115000.0000
Exxon Mobil Corporati          COM        30231G102      279    7985.0000   SH           SOLE               7985.0000
                                                          70    2000.0000   SH          OTHER               2000.0000
Fortune Brands Inc.            COM        349631101      540   12590.0000   SH           SOLE              12590.0000
Gene Logic Inc.                COM        368689105     1265  249470.0000   SH           SOLE             249470.0000
                                                          79   15600.0000   SH          OTHER              15600.0000
Gold Fields Ltd                COM        38059T106    10795 1028070.0000   SH           SOLE            1028070.0000
                                                         238   22675.0000   SH          OTHER              22675.0000
Harmony Gold Mining Ltd        COM        413216300     6934  566995.0000   SH           SOLE             566995.0000
                                                         170   13900.0000   SH          OTHER              13900.0000
Hospitality Properties         COM        44106M102     4921  161091.6941   SH           SOLE             161091.6941
                                                         154    5050.0000   SH          OTHER               5050.0000
Hydrogenics Corp               COM        448882100       39   10000.0000   SH           SOLE              10000.0000
IDEXX Laboratories             COM        45168D104     7673  219410.0000   SH           SOLE             219410.0000
                                                         233    6675.0000   SH          OTHER               6675.0000
IDT {IDTC}                     COM        448947101     7289  486555.0000   SH           SOLE             486555.0000
                                                         207   13800.0000   SH          OTHER              13800.0000
IMPCO Technologies Inc         COM        45255W106       24   12000.0000   SH           SOLE              12000.0000
Kimco Realty Corp.             COM        49446R109     6510  185360.0000   SH           SOLE             185360.0000
                                                         144    4110.0000   SH          OTHER               4110.0000
Kinder Morgan Energy           COM        494550106      358    9685.0000   SH           SOLE               9685.0000
Lockheed Martin Corp.          COM        539830109     6263  131710.0000   SH           SOLE             131710.0000
                                                         129    2715.0000   SH          OTHER               2715.0000
Loews Carolina Group           COM        540424207      242   13100.0000   SH           SOLE              13100.0000
Loews Corp                     COM        540424108     7502  188302.5057   SH           SOLE             188302.5057
                                                         197    4950.0000   SH          OTHER               4950.0000
Marathon Oil Corp              COM        565849106     7010  292455.0000   SH           SOLE             292455.0000
                                                         146    6100.0000   SH          OTHER               6100.0000
Mitcham Industries I           COM        606501104       48   40000.0000   SH           SOLE              40000.0000
Northgate Minerals Corp        COM        666416102       58   50000.0000   SH           SOLE              50000.0000
Northrop Grumman Corp          COM        666807102     6449   75158.0000   SH           SOLE              75158.0000
                                                         140    1632.0000   SH          OTHER               1632.0000
Pan American Silver C          COM        697900108       61   10000.0000   SH           SOLE              10000.0000
Pharmacopeia Drug Discovery    COM        7171EP101      132   15000.0000   SH           SOLE              15000.0000
QWest Communications           COM        749121109       70   20000.0000   SH           SOLE              20000.0000
Rita Medical Systems           COM        76774E103      212   50000.0000   SH           SOLE              50000.0000
Royal Dutch Petroleum          COM        780257804     8138  199710.0000   SH           SOLE             199710.0000
                                                         175    4295.0000   SH          OTHER               4295.0000
Ruby Tuesday Inc.              COM        781182100     7709  377902.0000   SH           SOLE             377902.0000
                                                         173    8500.0000   SH          OTHER               8500.0000
Sm & Wollensky Rest Grp Inc    COM        831758107       82   20500.0000   SH           SOLE              20500.0000
St. Joe Company                COM        790148100    11156  410150.0000   SH           SOLE             410150.0000
                                                         559   20550.0000   SH          OTHER              20550.0000
Sun Communities Inc.           COM        866674104      444   12410.0000   SH           SOLE              12410.0000
                                                          98    2750.0000   SH          OTHER               2750.0000
Sun Microsystems Inc           COM        866810104       90   27500.0000   SH           SOLE              27500.0000
Suncor Energy                  COM        867229106     6609  378280.0000   SH           SOLE             378280.0000
                                                         210   12040.0000   SH          OTHER              12040.0000
Verity Inc.                    COM        92343C106      139   10000.0000   SH           SOLE              10000.0000
Walgreen Company               COM        931422109     1798   61000.0000   SH          OTHER              61000.0000
Wyeth                          COM        983024100     7507  198500.0000   SH          OTHER             198500.0000
XM Sat Radio Hldgs cl A        COM        983759101       59   10000.0000   SH           SOLE              10000.0000
                                                          12    2000.0000   SH          OTHER               2000.0000
Zimmer Holdings Inc.           COM        98956P102     7400  152172.0000   SH           SOLE             152172.0000
                                                         604   12415.0000   SH          OTHER              12415.0000


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